5 Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	R$ 3,222,768	R$ 2,941,727
Cash and bank accounts [member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	228,711	263,188
Financial investments with immediate liquidity [member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	R$ 2,994,057	R$ 2,678,539